Investment Risks	Nov. 30, 2025
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | Industry and sector risk
Prospectus [Line Items]
Risk [Text Block]	Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | Company size risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with fixed-income securities; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Industry and sector risk
Prospectus [Line Items]
Risk [Text Block]
Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financial services) will decline because of changing expectations for the performance of that industry or sector.

Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Company size risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Real estate industry risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Real estate industry risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.

Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in an unanticipated direction. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Exchange-traded fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign risk — The risk that foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Subsidiary risk
Prospectus [Line Items]
Risk [Text Block]
Subsidiary risk — The Subsidiary is not registered, nor subject to the investor protections, under the 1940 Act, and does not benefit from all the investor protections that apply to 1940 Act-registered funds. Changes in applicable tax laws could result in the inability of the Fund and/or the Subsidiary to operate as described herein, which could adversely affect the Fund and its shareholders.